LOANS PAYABLE - RELATED PARTIES - Schedule of Loans payable, Related Parties - Parenthetical (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Debt Instrument [Line Items]
Additional interest rate of loans payable	1.00%
Imputed interest rate	7.00%
Additional interest	$ 0	$ 25,000
Original borrowings of $87,000, bears interest at 1%, requires no payments until maturity in December 2021. | Lender, managing member
Debt Instrument [Line Items]
Original amount of Loans payable	$ 87,000	$ 87,000
Interest rate of loans payable	1.00%	1.00%
Additional borrowings	$ 0	$ 0
Original borrowings of $4,975, no stated repayment terms | Lender, managing member
Debt Instrument [Line Items]
Original amount of Loans payable	4,975	4,975
Original borrowings of $275,000, bears interest at various rates based on the lenders borrowing rates | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Original amount of Loans payable	275,000	275,000
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Original amount of Loans payable	$ 496,500	$ 496,500	$ 496,500
Interest rate of loans payable	6.00%	6.00%	6.00%
Additional borrowings	$ 0	$ 0	$ 0
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing stockholder and owned by his spouse | Lender, controlled by the managing stockholder and owned by his spouse
Debt Instrument [Line Items]
Original amount of Loans payable	150,000	$ 150,000	150,000
Original borrowings of $341,000, bears interest at 6%, requires no payments until maturity in April 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Original amount of Loans payable	$ 341,000		$ 341,000
Interest rate of loans payable	6.00%		6.00%
Additional borrowings	$ 0		$ 0